Financial Risk Management - Loans and Advances by Industry Sector (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 111,891,134	¥ 104,635,815
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	113,143,827	105,953,699
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	67,690,579	64,189,084
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	15,886,487	15,506,486
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 10,784,572	¥ 10,676,967